ING  VARIABLE  ANNUITIES



                              SEPARATE ACCOUNT NY-B
            FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                        PROFILE AND PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 1, 2001

                                     to the

                       Prospectuses dated May 1, 2001 for
          the Deferred Combination Variable and Fixed Annuity Contracts
                        ("GOLDENSELECT DVA PLUS (NY)(R),"
                             "GOLDENSELECT DVA PLUS
                              (NY)(R) GALAXY VIP, "
                                "EMPIRE PRIMELITE
                                GOLDENSELECT DVA
                                   PLUS(R)"),

                                    issued by
            First Golden American Life Insurance Company of New York,


Effective September 17, 2001, please send any inquiries regarding your contract, requests for Statement of Additional Information, or any other correspondence regarding your contract to the following address:

         Customer Service Center
         P.O. Box 2700
         West Chester, Pennsylvania 19380
         (800) 366-0066

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROFILE AND PROSPECTUS.


111085                                                               09/01/01